Property and Equipment and Leased assets and lease liabilities - Changes Of Rights over leased assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($)
Gross Balance
Property and Equipment
Beginning Balance	$ 144,497
Reclassification	26,332
Additions	30,041
Write-downs	(803)
Total	200,067
Beginning Balance	(21,546)
Reclassification	(28,472)
Depreciation of the year	616	[1]
Write-downs	(49,402)
Total
Net changes of the rights over leased assets	150,665
Buildings
Property and Equipment
Beginning Balance	116,577
Reclassification
Additions	14,276
Write-downs
Total	130,853
Beginning Balance
Reclassification	(18,722)
Depreciation of the year		[1]
Write-downs	(18,722)
Total
Net changes of the rights over leased assets	112,131
Floor Space ATMs
Property and Equipment
Beginning Balance	27,920
Reclassification
Additions	14,040
Write-downs
Total	41,960
Beginning Balance
Reclassification	(9,091)
Depreciation of the year		[1]
Write-downs	(9,091)
Total
Net changes of the rights over leased assets	32,869
Improvements to leased properties
Property and Equipment
Beginning Balance
Reclassification	26,332
Additions	1,725
Write-downs	(803)
Total	27,254
Beginning Balance	(21,546)
Reclassification	(659)
Depreciation of the year	616	[1]
Write-downs	(21,589)
Total
Net changes of the rights over leased assets	$ 5,665

[1]	See Note No.36 Depreciation, Amortization and Impairment.